Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2012
Assumptions Used in Estimating the Grant Date Fair Value of Options Using the Black-Scholes Option Pricing Model

The grant-date fair value of options granted is estimated using the Black-Scholes option pricing model with the following weighted-average assumptions:

	2010	2011
Dividend rate	2.4%	1.5%
Risk-free interest rate	0.7%	0.3%
Expected volatility	30%	32%
Expected holding period (years)	5.0	5.0

Summary of Toyota's Stock Option Activity

The following table summarizes Toyota’s stock option activity:

		Yen		Yen in millions
	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual life in years	Aggregate intrinsic value
Options outstanding at March 31, 2009	11,340,700	¥5,631	5.51	¥1
Granted	3,492,000	4,193
Exercised	(157,800)	3,116
Canceled	(958,200)	4,646

Options outstanding at March 31, 2010	13,716,700	5,363	5.23	¥—
Granted	3,435,000	3,183
Exercised	—	—
Canceled	(1,364,900)	4,759

Options outstanding at March 31, 2011	15,786,800	4,941	5.04	¥565
Granted	—	—
Exercised	—	—
Canceled	(3,256,800)	5,059

Options outstanding at March 31, 2012	12,530,000	¥4,910	4.55	¥1,065

Options exercisable at March 31, 2010	7,515,700	¥6,132	3.86	¥—
Options exercisable at March 31, 2011	9,347,800	¥5,821	3.79	¥—
Options exercisable at March 31, 2012	9,778,000	¥5,396	4.05	¥—

Summary of Options Outstanding and Options Exercisable

The following table summarizes information for options outstanding and options exercisable at March 31, 2012:

	Outstanding				Exercisable
Exercise price range	Number of shares	Weighted- average exercise price	Weighted- average exercise price	Weighted- average remaining life	Number of shares	Weighted- average exercise price	Weighted- average exercise price
Yen		Yen	U.S. dollars	Years		Yen	U.S. dollars
¥3,183 – 5,000	8,526,000	¥4,038	$49	5.34	5,774,000	¥4,445	$54
5,001 – 7,278	4,004,000	6,766	82	2.88	4,004,000	6,766	82

3,183 – 7,278	12,530,000	4,910	60	4.55	9,778,000	5,396	66